Basis of preparation	6 Months Ended
Jun. 30, 2024
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of preparation	Basis of preparation
These unaudited Condensed Consolidated Interim Financial Statements of Shell plc (“the Company”) and its subsidiaries (collectively referred to as “Shell”) have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board ("IASB") and adopted by the UK, and on the basis of the same accounting principles as those used in the Company's Annual Report and Accounts (pages 244 to 316) for the year ended December 31, 2023, as filed with the Registrar of Companies for England and Wales and as filed with the Autoriteit Financiële Markten (the Netherlands) and Form 20-F (pages 217 to 290) for the year ended December 31, 2023 as filed with the US Securities and Exchange Commission, and should be read in conjunction with these filings.
The financial information presented in the unaudited Condensed Consolidated Interim Financial Statements does not constitute statutory accounts within the meaning of section 434(3) of the Companies Act 2006 (“the Act”). Statutory accounts for the year ended December 31, 2023, were published in Shell's Annual Report and Accounts, a copy of which was delivered to the Registrar of Companies for England and Wales, and in Shell's Form 20-F. The auditor's report on those accounts was unqualified, did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying the report and did not contain a statement under sections 498(2) or 498(3) of the Act.
Going Concern
These unaudited Condensed Consolidated Interim Financial Statements have been prepared on the going concern basis of accounting. In assessing the appropriateness of the going concern assumption over the period to December 31, 2025 (the ‘going concern period’), management have stress tested Shell’s most recent financial projections to incorporate a range of potential future outcomes by considering Shell’s principal risks, potential downside pressures on commodity prices and long-term demand, and cash preservation measures, including reduced cash capital expenditure and shareholder distributions. This assessment confirmed that Shell has adequate cash, other liquid resources and undrawn credit facilities to enable it to meet its obligations as they fall due in order to continue its operations during the going concern period. Therefore, the Directors consider it appropriate to continue to adopt the going concern basis of accounting in preparing these unaudited Condensed Consolidated Interim Financial Statements.